Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

In April 2025, the Company received the Notice, the MVPHS Notice, and the MVLS Deficiency Notice from Nasdaq, as further described in Note 1.

On April 8, 2025, at the special meeting of stockholders, the Company obtained stockholder approval for the issuance of shares under the SEPA in excess of the Exchange Cap. See Note 12.

On April 20, 2025, the Company entered into an amendment to SEPA with YA, pursuant to which, the definition of the conversion price was amended to state that the Fixed Price should be adjusted (downwards only) to equal the VWAP of the Common Shares over the three (3) Trading Days immediately preceding the 20th Trading Day following the Issuance Date if such price is lower than the initial Fixed Price. As a result, at the amendment date, the Fixed Price was reset down to $1.68. See Note 12.

On April 29, 2025, in accordance with the terms of the Convertible Promissory Note with YA, the Company reduced the Floor Price down to $0.15 per share. See Note 12.

In April 2025, YA exercised its conversion option for the total principal amount of $600 of the Convertible Notes. As a result of the exercise, the Company issued to YA 2,312,998 shares of common stock based on the average conversion price of approximately $0.26.

In May 2025, YA exercised its conversion option for the total principal amount of $1,295 of the Convertible Notes. As a result of the exercise, the Company issued to YA 7,491,842 shares of common stock based on the average conversion price of approximately $0.17.

19.	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than those disclosed in Notes1, 2, 8, 10, 11, 12, and 13 and further below.

At the special meeting of stockholders held on April 8, 2025, the Company obtained stockholder approval for the issuance of shares over 20% of the Company’s outstanding shares to YA under the SEPA.

In April 2025, YA exercised its conversion option for the total principal amount of $250,000 of the Convertible Notes. As a result of the exercise, the Company issued to YA 779,928 shares of common stock based on the average conversion price of approximately $0.32.

In February 2025, the Company issued 150,000 shares of common stock to Roth Capital Partners (“Roth”) as an additional payment for the services provided under the engagement letter dated July 17, 2024 between Roth and ACAB, which provided for an adjustment to their fees in shares based on the trading price of the Company’s common stock.